Investment Securities (Schedule Of Net Investment Losses/(Gains)) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net gains on sale of current investment securities		$ (0.1)	$ (4.9)
Derivative fair value gains			(1.2)
Net gains on sale of non-current investment securities		(2.3)	(7.9)
Net investment gains on investment securities		(2.4)	(14.0)
Impairment charges	1.2
Other		(0.2)	1.2
Net investment (gains)/losses	$ 1.2	$ (2.6)	$ (12.8)